Capital Management - Additional Information (Detail)	Jul. 31, 2024	Jun. 18, 2024	Jun. 20, 2023
Statement [Line Items]
Capital conservation buffer, percentage	2.50%
Common equity surcharge, percentage	1.00%
Domestic stability buffer, percentage	3.50%
With Effect effective June 1, 2024 [Member]
Statement [Line Items]
Domestic stability buffer, percentage		3.50%
With Effect effective November 1, 2023 [Member]
Statement [Line Items]
Domestic stability buffer, percentage			3.50%